Long-term debt - Debt Maturity (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Debt Disclosure [Abstract]
2017	$ 3,230
2018	2,480
2019	2,893
2020	1,005
2021	0
2022 and thereafter	0
Total debt principal	$ 9,608	$ 10,661